Property and Equipment, net	12 Months Ended
Dec. 31, 2023
Property and Equipment, net
Property and Equipment, net

5.Property and Equipment, net

Property and equipment, net, consisted of the followings:

	As of December 31,
	2022	2023
	US$	US$
Electronic equipment	11,869,445	4,075,582
Office equipment and furniture	288,278	180,470
Motor vehicles	229,065	143,405
Leasehold improvements	1,009,709	814,514
Total	13,396,497	5,213,971
Less: Accumulated depreciation	(12,483,864)	(5,123,470)
Property and equipment, net	912,633	90,501

For the years ended December 31, 2021, 2022 and 2023, depreciation expenses were US$3,619,036, US$1,657,216 and US$306,388, respectively.